UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2011.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $3.2 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	36
Notice to Shareholders	37
Trustees and Officers	38
Approval of Advisory Agreement	41

3

Manager’s Discussion & Analysis

With the economy losing momentum, a second round of quantitative easing was initiated by the Federal Reserve in Fall 2010 and asset prices, specifically risky financial assets and commodities, were further buoyed by these measures. Economic growth, as measured by the U.S. gross domestic product, increased at an annual rate over the past three calendar quarters (ending 3/31/11) by 1.8%, 3.1% and 2.6%, respectively. In May 2011, the unemployment rate decreased to 9.1% from 9.6% in May 2010.

In the twelve-months ended May 31, 2011, inflation as measured by the consumer price index (CPI) rose 3.6% and the core-CPI (which excludes food and energy from the CPI calculation) rose 1.5% and in May produced the largest one-month gain since July 2008. Profits from current production (corporate profits with inventory valuation and capital consumption adjustments) were up 8.5% year-over-year ending March 31, 2011 compared to the 37.6% during the twelve-month period ended March 31, 2010.

Interest rates declined across the yield curve through the fiscal year end. The yield on the two-year Treasury decreased from 0.77% to 0.47% while the yield on the ten-year Treasury decreased from 3.29% to 3.06%. For the twelve-month period ended May 31, 2011, the Fund’s CRA Share Class delivered a total return of 3.79%, the Institutional Share Class delivered a total return of 4.25% and the Retail Share Class delivered a total return of 3.90%.* The Fund’s U.S. single family agency mortgage-backed securities and taxable municipal securities were the best performing sectors during this time period.

For the same period, the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, had a total return of 5.84%. Corporate debt and commercial mortgage-backed securities were the leading performers during the fiscal year (as measured by the sub-categories of corporate and commercial mortgage-backed securities within the benchmark), while U.S. Government securities were the worst performers (as measured by the U.S. Government sub-category within the benchmark).

Community Capital Management, Inc. continues to manage the duration of the Fund in a narrow (10%-20%) band around that of the Barclays Capital U.S. Aggregate Bond Index. At the end of May 2011, duration was 4.37 years versus the Index’s duration of 5.19 years.

* As of June 30, 2011, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 2.72%, 5.36%, 4.87% and 5.17%, respectively. The total annual CRA Share Class operating expenses were 0.95%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 3.18%, 5.73%, 5.06% and 5.17%, respectively. For the Retail Share Class the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 2.74%, 5.40%, 4.90% and 4.79%, respectively. Performance for the Institutional Share and Retail Share Classes (excluding the since inception return) for periods prior to March 2, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.51% and 0.85%, respectively. Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2011 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2011	Five Years Ended May 31, 2011	Ten Years Ended May 31, 2011	Inception to Date
The Community Reinvestment Act Qualified Investment Fund—CRA Shares	3.79%	5.44%	4.93%	5.22%*
The Community Reinvestment Act Qualified Investment Fund—Institutional Shares	4.25%	n/a	n/a	5.31%**
The Community Reinvestment Act Qualified Investment Fund—Retail Shares	3.90%	n/a	n/a	4.94%**
Barclays Capital U.S. Aggregate Bond Index	5.84%	6.63%	5.82%	6.28%*

*	Commenced operations on August 30, 1999.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays Capital U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2011 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2011 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

FNMA Single Family 4.500%, 08/01/40	3.95%
FNMA Single Family 5.000%, 07/01/40	2.54%
FNMA Single Family 6.000%, 09/01/38	2.46%
FNMA Single Family 5.500%, 11/01/38	1.59%
FNMA Multifamily 2.840%, 09/01/17	1.27%
Utah Housing Corp., Ser B-1-CL 0.20%, 07/01/39	1.19%
FNMA Multifamily 2.770%, 11/01/17	1.17%
GNMA Multifamily, Ser 2011-78 A , Cl AB 2.450%, 01/16/34	0.97%
FNMA Multifamily 4.460%, 02/01/21	0.97%
GNMA Multifamily, Ser 2006-63 A , Cl A 4.255%, 02/16/32	0.92%
17.03%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.03%
Corporate Bonds	0.59%
FGLMC Single Family	3.67%
FHA Project Loan	1.53%
FNMA Multifamily	20.09%
FNMA Single Family	18.40%
GNMA Multifamily	24.90%
GNMA Single Family	13.29%
HUD	0.00%
Miscellaneous Investment	0.58%
Money Market Fund	4.42%
Municipal Bond	14.21%
Small Business Administration	2.83%
Small Business Administration Participation Certificate	0.02%
Liabilities in Excess of Other Assets	(4.56)%
100.00%

*	Excludes Short-Term Investments

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses May 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2010 and held for the six-month period ended May 31, 2011.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 Through May 31, 2011
Actual	CRA Shares	$1,000.00	$1,017.90	$4.78
	Institutional Shares	1,000.00	1,019.30	2.57
	Retail Shares	1,000.00	1,017.50	4.33
Hypothetical	CRA Shares	$1,000.00	$1,020.19	$4.78
(5% return	Institutional Shares	1,000.00	1,022.39	2.57
before expenses)	Retail Shares	1,000.00	1,020.64	4.33

* Expenses are equal to the annualized expense ratios of 0.96%, 0.51% and 0.86% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.79%, 1.93% and 1.75% for the period December 1, 2010 to May 31, 2011 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2011

	Principal Amount	Value
CORPORATE BONDS - 0.59%
Salvation Army
5.44%, 09/01/2015	$370,000	$410,482
5.50%, 09/01/2018	1,375,000	1,499,437
5.64%, 09/01/2026	4,400,000	4,549,952
TOTAL CORPORATE BONDS (Cost $6,131,607)		6,459,871

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 84.73%
FGLMC Single Family - 3.67%
Pool A95574, 4.00%, 12/01/2040	1,136,182	1,145,225
Pool A97097, 4.00%, 02/01/2041	1,610,864	1,622,678
Pool A97712, 4.00%, 03/01/2041	954,861	961,864
Pool TBA, 4.50%, 06/01/2041	1,100,000	1,141,250
Pool A91363, 4.50%, 03/01/2040	1,695,596	1,761,334
Pool A91756, 4.50%, 03/01/2040	1,341,367	1,393,371
Pool A92905, 4.50%, 06/01/2040	1,245,257	1,295,091
Pool A93467, 4.50%, 08/01/2040	1,095,806	1,139,660
Pool A68734, 5.00%, 07/01/2037	397,457	423,424
Pool A78734, 5.00%, 06/01/2038	1,241,610	1,322,338
Pool A91364, 5.00%, 03/01/2040	1,434,207	1,531,044
Pool A91757, 5.00%, 04/01/2040	1,320,874	1,407,582
Pool A92906, 5.00%, 07/01/2040	1,163,331	1,239,697
Pool A56707, 5.50%, 01/01/2037	329,813	357,892
Pool A57436, 5.50%, 01/01/2037	925,757	1,005,296
Pool A58653, 5.50%, 03/01/2037	1,226,686	1,333,997
Pool A59858, 5.50%, 04/01/2037	96,047	104,629
Pool A60749, 5.50%, 05/01/2037	302,262	328,421
Pool A63607, 5.50%, 07/01/2037	526,841	573,917
Pool A66019, 5.50%, 08/01/2037	1,038,393	1,129,232
Pool A68746, 5.50%, 10/01/2037	857,693	930,714
Pool A69361, 5.50%, 11/01/2037	482,139	525,221
Pool A73036, 5.50%, 01/01/2038	408,335	443,100
Pool A76192, 5.50%, 04/01/2038	767,109	833,928
Pool A76444, 5.50%, 04/01/2038	817,268	889,836
Pool A78742, 5.50%, 06/01/2038	4,063,122	4,404,599
Pool A83074, 5.50%, 11/01/2038	669,664	725,944
Pool A84142, 5.50%, 01/01/2039	426,828	464,167
Pool G06072, 6.00%, 06/01/2038	4,304,219	4,748,008
Pool G06073, 6.50%, 10/01/2037	4,164,002	4,713,455
		39,896,914
FHA Project Loan - 1.53%
023-98141, 6.00%, 03/01/2047 (a)	3,151,588	3,152,533
St. Michael, 6.20%, 09/01/2050 (a)	5,914,998	5,921,469
FHA Ridge, 6.45%, 01/01/2036 (a)	283,512	283,160
Canton, 6.49%, 06/01/2046 (a)	4,801,234	4,874,717
034-35271, 6.95%, 11/01/2025 (a)	362,799	363,816
034-35272, 6.95%, 11/01/2025 (a)	359,573	360,581
WM 2002-1, 7.43%, 08/01/2019 (a)	308,047	308,053
Reilly 130, 7.43%, 08/25/2021 (a)	1,345,123	1,345,150
		16,609,479
FNMA Multifamily - 20.09%
Pool 466487, 2.77%, 11/01/2017	12,881,200	12,736,769
Pool TBA, 2.80%, 06/01/2016 (a)	8,000,000	8,191,648
Pool 466009, 2.84%, 09/01/2017	13,847,975	13,843,123
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,240,252
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,632,811
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,533,890
Pool 466544, 3.79%, 11/01/2020	1,042,987	1,061,210
Pool 467985, 4.08%, 05/01/2018	1,900,000	2,010,606

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 465585, 4.10%, 07/01/2020	$1,682,767	$1,751,541
Pool TBA, 4.10%, 07/01/2021 (a)	5,000,000	5,129,980
Pool TBA, 4.13%, 05/01/2021 (a)	375,000	385,500
Pool 465435, 4.22%, 07/01/2020	1,500,213	1,572,829
Pool 467899, 4.23%, 04/01/2021	1,769,185	1,841,863
Pool 467226, 4.24%, 04/01/2021	1,572,347	1,639,479
Pool 463535, 4.30%, 10/01/2019	1,961,296	2,087,970
Pool 464907, 4.33%, 04/01/2020	4,140,073	4,379,205
Pool 467460, 4.33%, 04/01/2021	4,994,476	5,240,024
Pool TBA, 4.35%, 06/01/2021 (a)	1,422,000	1,485,202
Pool 463712, 4.36%, 11/01/2019	2,476,485	2,630,020
Pool 464304, 4.36%, 01/01/2020	5,100,191	5,411,731
Pool 463873, 4.38%, 11/01/2019	456,412	486,067
Pool 464855, 4.38%, 04/01/2020	1,894,349	2,013,045
Pool 464864, 4.40%, 04/01/2020	1,264,542	1,342,602
Pool 464772, 4.41%, 03/01/2020	2,914,236	3,097,848
Pool 463538, 4.42%, 09/01/2019	1,527,665	1,629,271
Pool 464223, 4.44%, 01/01/2020	802,299	855,167
Pool 464947, 4.44%, 04/01/2020	1,480,689	1,575,798
Pool 467315, 4.46%, 02/01/2021	9,966,849	10,556,437
Pool 464994, 4.51%, 05/01/2020	1,459,729	1,558,732
Pool 467732, 4.57%, 04/01/2021	1,798,156	1,921,386
Pool 464725, 4.60%, 03/01/2020	646,274	693,631
Pool 465256, 4.65%, 06/01/2020	2,101,373	2,256,776
Pool 386602, 4.66%, 10/01/2013	309,760	328,790
Pool 464133, 4.85%, 01/01/2025	3,645,583	3,834,982
Pool 463037, 4.86%, 09/01/2019	2,943,156	3,197,581
Pool 387659, 4.88%, 12/01/2015	885,522	967,989
Pool 387273, 4.89%, 02/01/2015	1,173,972	1,274,933
Pool 387202, 4.98%, 12/01/2014	2,988,193	3,109,339
Pool 387560, 4.98%, 09/01/2015	457,681	501,095
Pool 387109, 5.02%, 09/01/2014	227,112	230,193
Pool 387517, 5.02%, 08/01/2020	1,605,017	1,720,297
Pool 386980, 5.04%, 06/01/2014	1,166,919	1,259,230
Pool 463944, 5.06%, 12/01/2024	5,713,823	6,073,127
Pool 873236, 5.09%, 02/01/2016	555,095	609,678
Pool 466907, 5.13%, 03/01/2026	424,139	456,599
Pool 387438, 5.18%, 06/01/2020	228,781	246,809
Pool 386104, 5.19%, 04/01/2021	216,297	229,275
Pool 387215, 5.19%, 01/01/2023	487,552	529,940
Pool 465394, 5.20%, 03/01/2026	570,790	601,999
Pool 385993, 5.23%, 04/01/2021	3,988,795	4,374,622
Pool 958128, 5.25%, 01/01/2019	511,136	565,229
Pool 463895, 5.25%, 10/01/2025	3,380,470	3,643,612
Pool 387452, 5.25%, 06/01/2035	733,933	792,921
Pool 387349, 5.31%, 04/01/2020	1,396,421	1,516,344
Pool 387312, 5.33%, 04/01/2035	532,611	568,907
Pool 958081, 5.36%, 01/01/2019	3,165,803	3,472,790
Pool 873470, 5.42%, 03/01/2016	1,238,249	1,360,969
Pool 387399, 5.46%, 08/01/2020	278,037	297,918
Pool 464523, 5.51%, 07/01/2024	1,498,046	1,648,844
Pool 874487, 5.52%, 05/01/2025	2,033,015	2,173,590
Pool 958283, 5.54%, 03/01/2019	873,806	955,835
Pool 463144, 5.54%, 08/01/2024	1,551,047	1,665,143
Pool 873550, 5.55%, 04/01/2024	249,977	272,624
Pool 463000, 5.58%, 08/01/2021	1,327,486	1,438,392
Pool 467505, 5.66%, 03/01/2023	870,540	946,203
Pool 873863, 5.69%, 05/01/2016	1,416,213	1,554,909
Pool 463507, 5.76%, 03/01/2027	3,609,616	3,860,431
Pool 464296, 5.86%, 01/01/2028	2,374,768	2,513,413
Pool 873731, 5.88%, 07/01/2023	1,325,297	1,458,855

The accompanying notes are an integral part of the financial statements.

9

Principal Amount	Value
Pool 387005, 5.95%, 06/01/2022	$385,076	$408,292
Pool 873949, 5.95%, 09/01/2024	1,375,157	1,353,939
Pool 463657, 5.96%, 10/01/2027	1,194,121	1,267,679
Pool 463839, 5.96%, 11/01/2027	706,545	750,044
Pool 873705, 6.03%, 06/01/2016	1,421,133	1,460,643
Pool 873706, 6.04%, 06/01/2016	5,874,700	6,038,891
Pool 958256, 6.09%, 12/01/2033	1,635,212	1,769,766
Pool 873679, 6.10%, 06/01/2024	836,313	924,736
Pool 467914, 6.10%, 04/01/2041	549,603	607,946
Pool 463997, 6.12%, 12/01/2027	1,002,792	1,067,513
Pool 958614, 6.22%, 04/01/2027	391,070	432,228
Pool 464836, 6.23%, 03/01/2028	2,655,753	2,834,178
Pool 465259, 6.29%, 04/01/2028	1,337,754	1,524,966
Pool 385229, 6.33%, 09/01/2017	2,113,207	2,330,177
Pool 465260, 6.33%, 06/01/2028	990,946	1,128,143
Pool 464254, 6.34%, 11/01/2027	2,616,452	2,805,441
Pool 464969, 6.34%, 04/01/2028	5,197,036	5,556,134
Pool 464890, 6.37%, 04/01/2028	1,517,276	1,618,359
Pool 874736, 6.43%, 10/01/2025	480,221	512,364
Pool 465588, 6.55%, 07/01/2028	620,276	713,392
Pool 466756, 6.59%, 12/01/2028	1,883,094	2,099,085
Pool 464473, 6.60%, 02/01/2040	1,121,510	1,291,168
Pool 464573, 6.72%, 02/01/2040	2,784,330	3,035,748
Pool 466595, 6.78%, 11/01/2025	4,780,507	5,360,067
Pool 385051, 6.89%, 05/01/2020	2,148,193	2,347,999
		218,284,718
FNMA Single Family - 18.40%
Pool AA5316, 4.00%, 03/01/2039	224,247	226,622
Pool AA3490, 4.00%, 03/01/2039	468,719	473,196
Pool AA8598, 4.00%, 07/01/2039	453,091	457,655
Pool AC1837, 4.00%, 08/01/2039	750,714	758,744
Pool AC6309, 4.00%, 12/01/2039	1,009,296	1,018,935
Pool AE9905, 4.00%, 10/01/2040	1,096,022	1,105,120
Pool AE5434, 4.00%, 10/01/2040	2,923,375	2,947,641
Pool AE8205, 4.00%, 11/01/2040	1,339,917	1,351,039
Pool AE7634, 4.00%, 11/01/2040	1,288,676	1,299,372
Pool AE7705, 4.00%, 11/01/2040	1,767,127	1,781,796
Pool AH0915, 4.00%, 12/01/2040	1,590,992	1,604,199
Pool AE8779, 4.00%, 12/01/2040	1,210,662	1,220,712
Pool AH0540, 4.00%, 12/01/2040	740,516	747,589
Pool AH5274, 4.00%, 01/01/2041	1,691,268	1,705,307
Pool AH2979, 4.00%, 01/01/2041	443,214	447,447
Pool AH5643, 4.00%, 01/01/2041	2,705,944	2,730,096
Pool AH2978, 4.00%, 01/01/2041	1,424,273	1,436,095
Pool AH5670, 4.00%, 02/01/2041	3,236,447	3,263,312
Pool AH5671, 4.00%, 02/01/2041	1,946,598	1,962,756
Pool AH5672, 4.00%, 02/01/2041	2,158,225	2,176,140
Pool AH5665, 4.00%, 02/01/2041	1,569,928	1,583,941
Pool AH6770, 4.00%, 03/01/2041	1,904,221	1,920,027
Pool AH7282, 4.00%, 03/01/2041	1,150,277	1,159,825
Pool AH8877, 4.00%, 04/01/2041	1,829,548	1,847,021
Pool AI0124, 4.00%, 04/01/2041	1,733,539	1,747,929
Pool TBA, 4.50%, 06/01/2041	8,946,881	9,293,573
Pool AC4095, 4.50%, 09/01/2039	221,845	231,040
Pool 890226, 4.50%, 08/01/2040	41,266,750	42,916,771
Pool AD8493, 4.50%, 08/01/2040	2,452,984	2,554,529
Pool AE2970, 4.50%, 08/01/2040	381,424	396,736
Pool AE3014, 4.50%, 09/01/2040	1,321,391	1,374,440
Pool AE7635, 4.50%, 10/01/2040	909,872	946,400
Pool AH5666, 4.50%, 01/01/2041	808,268	841,727
Pool AH5644, 4.50%, 02/01/2041	858,708	894,255

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool AH7512, 4.50%, 03/01/2041	$1,605,043	$1,671,486
Pool AH6769, 4.50%, 03/01/2041	6,595,063	6,860,347
Pool AH8880, 4.50%, 04/01/2041	2,000,299	2,084,979
Pool AH8881, 4.50%, 04/01/2041	2,938,541	3,060,186
Pool AI0125, 4.50%, 04/01/2041	3,510,379	3,651,583
Pool AI2268, 4.50%, 04/01/2041	2,520,601	2,621,794
Pool TBA, 5.00%, 06/01/2041	1,836,420	1,954,640
Pool 890230, 5.00%, 07/01/2040	25,944,185	27,643,863
Pool AD8500, 5.00%, 08/01/2040	2,452,605	2,615,450
Pool AH6772, 5.00%, 03/01/2041	1,049,425	1,123,858
Pool AH8879, 5.00%, 04/01/2041	1,776,433	1,898,823
Pool 937690, 5.50%, 05/01/2037	483,841	525,520
Pool 890246, 5.50%, 11/01/2038	15,914,691	17,294,294
Pool 907769, 6.00%, 12/01/2036	416,692	460,855
Pool 946757, 6.00%, 08/01/2037	606,711	667,981
Pool 890247, 6.00%, 09/01/2038	24,179,321	26,677,129
Pool 886136, 6.50%, 07/01/2036	211,119	238,910
Pool 900106, 6.50%, 08/01/2036	360,951	409,764
Pool 901391, 6.50%, 09/01/2036	482,526	545,594
Pool 900649, 6.50%, 09/01/2036	594,546	672,255
Pool 947771, 6.50%, 09/01/2037	732,037	827,373
		199,928,671
GNMA Multifamily - 24.90%
2010-140 A, 1.74%, 02/16/2031	5,300,625	5,343,563
2010-102 AB, 1.85%, 07/16/2032	2,939,488	2,958,422
2009-115 AC, 2.02%, 09/16/2027	9,780,417	9,894,039
2010-83 A, 2.02%, 10/16/2050	1,870,300	1,887,635
2011-10 AB, 2.11%, 02/16/2029	1,785,586	1,808,170
2011-58 A, 2.19%, 10/16/2033	1,296,945	1,314,905
2011-16 A, 2.21%, 11/16/2034	2,683,230	2,725,780
2011-31 A, 2.21%, 12/16/2035	7,520,524	7,636,420
2010-97 A, 2.32%, 01/16/2032	1,465,229	1,493,584
2010-100 A, 2.35%, 06/16/2050	438,977	445,071
2011-42 AC, 2.41%, 05/16/2030	1,679,634	1,714,645
2011-78 A, 2.45%, 01/16/2034 (a)	10,375,000	10,576,016
2011-49 A, 2.45%, 07/16/2038	129,781	132,338
2011-64 AD, 2.70%, 11/16/2038	1,250,000	1,282,984
2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,187,607
2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,631,743
2010-49 A, 2.87%, 03/16/2051	359,420	372,399
2010-71 AC, 2.99%, 03/16/2039	281,992	289,634
2011-27 B, 3.00%, 09/16/2034	3,645,000	3,710,026
2010-13 AB, 3.03%, 02/16/2030	6,650,000	6,887,191
2007-77 A, 3.18%, 02/16/2026	1,807,599	1,833,721
2010-36 AC, 3.36%, 09/16/2036	400,000	417,969
2009-19 AD, 3.39%, 11/16/2040	1,218,508	1,271,448
2009-63 A, 3.40%, 01/16/2038	3,201,960	3,339,822
2009-49 A, 3.44%, 06/16/2034	3,072,399	3,207,741
2010-72 B, 3.46%, 05/16/2036	375,000	380,829
2009-105 A, 3.46%, 12/16/2050	1,957,631	2,034,583
2009-60 A, 3.47%, 03/16/2035	3,665,943	3,831,171
2007-39 AC, 3.51%, 07/16/2024	288,473	288,904
2009-86 A, 3.54%, 09/16/2035	7,061,569	7,413,661
2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,277,307
Pool 727998, 3.75%, 01/15/2046	5,295,049	5,269,899
Pool 727996, 3.75%, 01/15/2046	5,061,570	5,037,529
2006-39 A, 3.77%, 06/16/2025	1,662,580	1,688,145
2009-4 A, 3.81%, 11/16/2037	2,943,996	3,096,713
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,078,437
2006-68 A, 3.89%, 07/16/2026	1,717,467	1,754,071
2007-55 A, 3.91%, 08/16/2027	3,772,411	3,875,439

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
2007-12 A, 3.96%, 06/16/2031	$6,710,795	$6,977,461
2005-79 A, 4.00%, 10/16/2033	134,919	134,976
2008-92 B, 4.04%, 05/16/2030	500,000	525,442
2006-66 A, 4.09%, 08/16/2030	2,761,144	2,830,260
2010-123 C, 4.15%, 08/16/2051 (b)	250,000	247,395
2006-51 A, 4.25%, 10/16/2030	5,416,132	5,669,258
2006-63 A, 4.26%, 02/16/2032	9,499,026	9,948,028
2007-34 A, 4.27%, 11/16/2026	3,867,986	3,951,095
2008-80 B, 4.28%, 03/16/2033	4,150,302	4,282,495
2009-119 B, 4.29%, 02/16/2041	3,000,000	3,124,454
2009-3 B, 4.30%, 10/16/2037	750,000	786,805
2007-13 A, 4.32%, 11/16/2029	681,989	691,162
2008-8 B, 4.38%, 03/16/2029 (b)	2,850,000	2,996,351
2005-59 A, 4.39%, 05/16/2023	267,432	269,298
2005-87 A, 4.45%, 03/16/2025	58,558	58,670
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,595,641
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,029,522
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,942,179
Pool 749166, 4.64%, 04/15/2052	2,475,000	2,608,505
2005-34 B, 4.74%, 04/16/2029 (b)	753,199	769,497
2008-52 B, 4.75%, 10/16/2032	2,750,000	2,911,135
2008-14 B, 4.75%, 10/16/2042	1,807,792	1,956,656
Pool 747075, 4.75%, 10/15/2045	3,560,454	3,762,793
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,973,291
Pool 686519, 4.93%, 10/15/2051	5,470,266	5,840,945
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,092,661
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	745,211
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,414,368
Pool 749164, 4.98%, 06/15/2052	7,917,900	8,512,726
2008-39 C, 5.02%, 03/16/2034 (b)	4,950,000	5,420,909
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,913,631
2009-5 B, 5.07%, 08/16/2049 (b)	100,000	108,226
2006-32 A, 5.08%, 01/16/2030	449,489	470,614
2005-87 B, 5.12%, 01/16/2028 (b)	257,300	263,843
Pool 712102, 5.15%, 11/15/2032	1,046,029	1,129,095
Pool 735993, 5.15%, 08/15/2051	2,750,000	2,982,119
2008-48 D, 5.24%, 10/16/2039 (b)	155,324	170,311
Pool 734979, 5.25%, 11/15/2051	1,155,000	1,259,110
Pool 699580, 5.25%, 03/15/2052	6,200,000	6,731,759
Pool 666265, 5.45%, 10/15/2035	531,307	563,853
Pool 668966, 5.45%, 04/15/2044	1,484,153	1,611,079
Pool 640434, 5.46%, 03/15/2043	2,587,371	2,749,921
Pool 461918, 5.52%, 12/15/2037	4,190,969	4,307,081
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,646,671
Pool 664218, 5.63%, 06/15/2043	2,603,643	2,773,837
Pool 715994, 5.63%, 10/15/2051	3,723,700	3,896,456
Pool 664652, 5.65%, 06/15/2042	2,349,517	2,481,709
Pool 650307, 5.75%, 03/15/2043	1,765,617	1,877,025
Pool 666268, 5.85%, 03/15/2043	6,784,995	7,207,859
Pool 653889, 5.88%, 01/15/2043	182,836	194,238
Pool 645747, 6.00%, 09/15/2032	153,409	159,272
Pool 666259, 6.00%, 12/15/2032	89,223	94,588
Pool 637911, 6.00%, 07/15/2035	425,273	441,529
Pool 639306, 6.00%, 01/15/2036	192,080	200,479
Pool 653914, 6.10%, 06/15/2043	1,888,816	2,017,018
Pool 667881, 6.14%, 02/15/2043	972,290	1,033,196
Pool 699404, 6.15%, 04/15/2039	1,799,739	1,935,713
Pool 653904, 6.20%, 05/15/2043	767,198	818,065
Pool 636413, 6.25%, 04/15/2036	731,995	766,838
Pool 678208, 6.25%, 01/15/2038	968,128	1,039,273
Pool 669506, 6.27%, 03/15/2049	1,620,113	1,746,266

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 643896, 6.50%, 06/15/2049	$1,333,923	$1,432,074
Pool 645785, 6.75%, 02/15/2048	1,917,572	2,053,183
		270,534,681
GNMA Single Family - 13.29%
Pool 737576, 4.00%, 11/15/2040	1,920,821	1,972,543
Pool 737712, 4.00%, 12/15/2040	3,054,858	3,137,116
Pool G2 757173, 4.00%, 12/20/2040	1,127,698	1,153,482
Pool 737837, 4.00%, 01/15/2041	2,861,016	2,938,055
Pool 759104, 4.00%, 01/15/2041	1,334,196	1,370,123
Pool G2 759466, 4.00%, 01/20/2041	2,159,677	2,209,057
Pool G2 759436, 4.00%, 01/20/2041	2,337,704	2,391,155
Pool 759191, 4.00%, 02/15/2041	1,115,180	1,145,208
Pool G2 759301, 4.00%, 02/20/2041	2,137,342	2,186,212
Pool G2 763042, 4.00%, 04/20/2041	1,221,562	1,249,493
Pool 646730, 4.50%, 03/15/2039	237,300	252,041
Pool 716818, 4.50%, 04/15/2039	678,979	721,597
Pool 646771, 4.50%, 04/15/2039	1,195,434	1,269,130
Pool G2 716876, 4.50%, 04/20/2039	236,709	250,229
Pool 650967, 4.50%, 05/15/2039	1,100,263	1,168,092
Pool 717198, 4.50%, 06/15/2039	1,437,232	1,525,834
Pool 720050, 4.50%, 06/15/2039	985,852	1,046,627
Pool 714559, 4.50%, 06/15/2039	976,979	1,037,513
Pool G2 716998, 4.50%, 06/20/2039	986,892	1,046,447
Pool 714594, 4.50%, 07/15/2039	503,767	534,823
Pool 720208, 4.50%, 07/15/2039	1,659,266	1,762,593
Pool G2 720338, 4.50%, 07/20/2039	708,183	750,919
Pool 720287, 4.50%, 08/15/2039	840,036	891,822
Pool G2 720449, 4.50%, 08/20/2039	1,046,224	1,110,014
Pool 726289, 4.50%, 09/15/2039	1,926,177	2,044,922
Pool G2 726542, 4.50%, 09/20/2039	1,178,662	1,249,790
Pool 726402, 4.50%, 10/15/2039	617,639	655,908
Pool G2 726610, 4.50%, 10/20/2039	771,145	814,708
Pool 728954, 4.50%, 12/15/2039	964,449	1,023,905
Pool G2 729269, 4.50%, 12/20/2039	722,470	765,617
Pool G2 729265, 4.50%, 12/20/2039	906,770	957,995
Pool 729017, 4.50%, 01/15/2040	1,466,943	1,554,168
Pool 736579, 4.50%, 02/15/2040	643,174	681,418
Pool G2 736423, 4.50%, 02/20/2040	379,047	400,459
Pool 737051, 4.50%, 03/15/2040	1,066,062	1,130,450
Pool G2 736425, 4.50%, 03/20/2040	785,127	832,016
Pool G2 741940, 4.50%, 04/20/2040	1,028,532	1,089,958
Pool 737222, 4.50%, 05/15/2040	1,227,719	1,301,870
Pool G2 742024, 4.50%, 05/20/2040	1,060,976	1,120,912
Pool 658387, 4.50%, 06/15/2040	1,712,748	1,814,588
Pool 698160, 4.50%, 07/15/2040	1,302,511	1,379,959
Pool 721694, 4.50%, 08/15/2040	1,616,950	1,713,094
Pool 748456, 4.50%, 08/15/2040	1,143,443	1,212,505
Pool G2 745505, 4.50%, 08/20/2040	1,766,180	1,865,955
Pool G2 745501, 4.50%, 08/20/2040	921,014	973,043
Pool G2 748848, 4.50%, 09/20/2040	1,514,686	1,600,253
Pool G2 752534, 4.50%, 10/20/2040	1,608,318	1,699,175
Pool G2 759318, 4.50%, 02/20/2041	1,703,430	1,799,660
Pool 762882, 4.50%, 04/15/2041	1,241,333	1,316,307
Pool 738152, 4.50%, 04/15/2041	2,005,873	2,125,142
Pool 763543, 4.50%, 05/15/2041	1,197,068	1,268,246
Pool 738267, 4.50%, 05/15/2041	1,018,391	1,078,945
Pool G2 763302, 4.50%, 05/20/2041	1,341,897	1,417,703
Pool G2 763249, 4.50%, 05/20/2041	2,196,992	2,323,163
Pool G2 763311, 4.50%, 05/20/2041	2,520,224	2,662,595
Pool G2 763248, 4.50%, 05/20/2041	2,573,843	2,719,243
Pool 688624, 5.00%, 05/15/2038	705,238	767,047

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool 411105, 5.00%, 01/15/2039	$1,297,413	$1,409,499
Pool 439079, 5.00%, 02/15/2039	1,047,607	1,138,766
Pool 646728, 5.00%, 03/15/2039	892,836	968,296
Pool 716819, 5.00%, 04/15/2039	1,316,412	1,430,139
Pool 646750, 5.00%, 04/15/2039	1,000,415	1,086,655
Pool 646777, 5.00%, 05/15/2039	1,013,941	1,102,171
Pool 720052, 5.00%, 06/15/2039	838,151	910,403
Pool 722944, 5.00%, 08/15/2039	944,690	1,026,894
Pool 720288, 5.00%, 08/15/2039	1,025,634	1,114,882
Pool G2 720434, 5.00%, 08/20/2039	1,354,417	1,472,274
Pool 726290, 5.00%, 09/15/2039	2,919,591	3,173,645
Pool G2 726545, 5.00%, 09/20/2039	975,831	1,061,355
Pool G2 726543, 5.00%, 09/20/2039	1,620,798	1,762,848
Pool 726403, 5.00%, 10/15/2039	3,964,061	4,306,524
Pool 723006, 5.00%, 10/15/2039	747,799	811,936
Pool G2 726611, 5.00%, 10/20/2039	1,657,771	1,798,917
Pool G2 723007, 5.00%, 10/20/2039	1,197,878	1,302,114
Pool G2 726726, 5.00%, 11/20/2039	1,156,233	1,254,677
Pool G2 727255, 5.00%, 12/20/2039	1,539,862	1,674,818
Pool G2 729266, 5.00%, 12/20/2039	1,152,211	1,252,473
Pool G2 729270, 5.00%, 12/20/2039	1,635,820	1,778,164
Pool G2 727282, 5.00%, 01/20/2040	1,039,920	1,128,461
Pool G2 736355, 5.00%, 01/20/2040	911,829	993,453
Pool G2 736424, 5.00%, 02/20/2040	1,951,640	2,117,807
Pool 737055, 5.00%, 03/15/2040	1,099,336	1,192,249
Pool G2 736426, 5.00%, 03/20/2040	1,050,518	1,142,587
Pool G2 741941, 5.00%, 04/20/2040	1,822,573	1,981,168
Pool G2 742025, 5.00%, 05/20/2040	1,123,270	1,221,014
Pool 658393, 5.00%, 06/15/2040	1,258,099	1,364,430
Pool G2 745335, 5.00%, 06/20/2040	1,149,572	1,249,604
Pool 684721, 5.50%, 03/15/2038	589,437	650,030
Pool 684677, 5.50%, 03/15/2038	1,076,700	1,187,383
Pool G2 684987, 5.50%, 03/20/2038	346,821	382,690
Pool 684802, 5.50%, 04/15/2038	735,296	812,722
Pool 688625, 5.50%, 05/15/2038	624,372	690,897
Pool G2 688636, 5.50%, 05/20/2038	1,136,648	1,249,231
Pool 690974, 5.50%, 06/15/2038	420,835	465,148
Pool G2 690973, 5.50%, 06/20/2038	763,897	839,560
Pool 693574, 5.50%, 07/15/2038	638,543	704,184
Pool G2 409120, 5.50%, 07/20/2038	1,376,171	1,515,919
Pool G2 700671, 5.50%, 10/20/2038	1,045,444	1,148,993
Pool 411116, 5.50%, 01/15/2039	823,375	909,045
Pool 705998, 5.50%, 01/15/2039	456,201	503,097
Pool 684678, 6.00%, 03/15/2038	581,833	650,424
Pool G2 684988, 6.00%, 03/20/2038	389,004	431,485
Pool 688626, 6.00%, 05/15/2038	618,012	689,323
Pool 688629, 6.00%, 05/15/2038	114,136	127,627
Pool G2 688637, 6.00%, 05/20/2038	379,332	419,808
Pool G2 693900, 6.00%, 07/20/2038	461,198	511,563
Pool 696513, 6.00%, 08/15/2038	824,007	921,148
Pool G2 696843, 6.00%, 08/20/2038	496,275	553,262
Pool 699255, 6.00%, 09/15/2038	1,571,266	1,756,499
Pool G2 698997, 6.00%, 09/20/2038	1,133,782	1,254,761
Pool 705999, 6.00%, 01/15/2039	695,835	779,605
Pool G2 706407, 6.00%, 01/20/2039	498,435	554,113
Pool 582048, 6.50%, 01/15/2032	39,513	45,020
Pool G2 696844, 6.50%, 08/20/2038	485,657	548,585
Pool G2 698998, 6.50%, 09/20/2038	436,817	493,827
Pool G2 706408, 6.50%, 01/20/2039	749,333	847,597
Pool 530199, 7.00%, 03/20/2031	61,014	70,925
		144,423,538

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
HUD - 0.00%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	$30,000	$30,118

Small Business Administration - 2.83%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	304,864	302,635
Pool 507932, 0.58%, 04/25/2026 (b)	348,063	346,461
Pool 507766, 0.58%, 07/25/2031 (b)	148,974	148,290
Pool 507841, 0.58%, 08/25/2031 (b)	225,089	224,056
Pool 508045, 0.58%, 04/25/2032 (b)	661,140	658,083
Pool 508901, 0.60%, 07/25/2020 (b)	1,084,622	1,078,692
Pool 507417, 0.60%, 09/25/2030 (b)	126,202	125,737
Pool 508206, 0.60%, 09/25/2032 (b)	1,297,274	1,292,508
Pool 508298, 0.60%, 01/25/2033 (b)	1,218,448	1,213,956
Pool 508506, 0.63%, 06/25/2033 (b)	3,045,183	3,036,907
Pool 508716, 0.82%, 06/25/2034 (b)	3,704,681	3,723,482
Pool 508890, 0.90%, 06/25/2020 (b)	3,139,069	3,147,730
Pool 508969, 1.25%, 09/25/2035 (b)	6,666,850	6,803,967
Pool 508994, 1.25%, 01/25/2036 (b)	3,468,072	3,539,688
Loan #3169855009, 1.13%, 07/15/2031 (b)	111,454	113,098
Loan #3954135000, 1.25%, 03/24/2017 (b)	78,825	79,254
Loan #4334715001, 1.25%, 01/05/2020 (b)	43,613	44,271
Loan #4181175003, 1.25%, 08/26/2020 (b)	121,900	123,735
Loan #3930525005, 1.25%, 12/01/2020 (b)	342,364	347,506
Loan #4394265010, 1.25%, 03/04/2021 (b)	996,300	1,011,524
Loan #3766345007, 1.25%, 09/17/2030 (b)	310,832	316,850
Loan #4253715010, 1.25%, 10/08/2035 (b)	309,880	316,350
Loan #4503205003, 1.25%, 01/18/2036 (b)	343,923	351,122
Loan #3153295002, 1.13%, 07/24/2029 (b)	621,230	629,318
Loan #3046316007, 1.13%, 12/03/2032 (b)	276,933	281,034
Loan #3887475007, 4.33%, 03/08/2020 (b)	176,159	192,596
Loan #2484686008, 1.43%, 10/15/2027 (b)	326,462	333,232
Loan #2604556010, 3.58%, 02/15/2017 (b)	175,380	184,291
Loan #3111236004, 2.63%, 01/31/2015 (b)	50,070	51,216
Loan #3901715004, 5.02%, 02/16/2015 (b)	16,263	17,170
Loan #3829225004, 6.08%, 02/11/2020	726,369	770,568
		30,805,327

Small Business Administration Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	181,889	199,257
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $899,965,982)		920,712,703

MUNICIPAL BONDS - 14.21%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	489,580
3.85%, 10/01/2019	225,000	223,972
		713,552
California - 0.71%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,415,000	1,428,230
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	723,478
6.00%, 09/01/2011	1,915,000	1,928,348
6.25%, 09/01/2017	250,000	278,495

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Los Angeles Multifamily Housing Authority
6.65%, 07/20/2015	$630,000	$644,408
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	498,480
Sacramento County Housing Authority
7.65%, 09/01/2015	485,000	493,948
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,690,624
		7,686,011
Colorado - 0.06%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	655,799	654,789

Connecticut - 0.07%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	50,587
5.83%, 11/15/2016	645,000	710,803
		761,390
District of Columbia - 0.15%
District of Columbia
3.39%, 06/01/2014	1,675,000	1,683,275

Florida - 1.16%
Broward County Housing Finance Authority
0.25%, 08/15/2038 (b) (c)	1,900,000	1,900,000
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,024,350
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	845,000	776,386
5.20%, 07/01/2028 (c)	1,835,000	1,877,297
6.85%, 04/01/2021	355,000	354,599
7.88%, 07/01/2015	250,000	255,625
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,006,860
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	860,000	868,308
6.60%, 08/01/2016	265,000	266,142
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	280,000	287,090
		12,616,657
Idaho - 0.16%
Idaho Housing & Finance Association
6.00%, 07/01/2035	385,000	400,177
6.45%, 07/01/2035	1,270,000	1,353,452
		1,753,629
Illinois - 0.28%
Illinois Housing Development Authority
0.20%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.70%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	269,097
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	3,495,000	3,572,624
5.69%, 07/01/2037	1,050,000	1,047,658
5.90%, 01/01/2037	1,790,000	1,788,514
Indianapolis Indiana
0.35%, 11/01/2042 (b)	950,000	950,000
		7,627,893

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Kentucky - 0.61%
Kentucky Housing Corp.
5.17%, 01/01/2013	$660,000	$691,693
5.17%, 07/01/2013	990,000	1,046,373
5.75%, 07/01/2037	2,875,000	2,868,905
5.77%, 07/01/2037	1,325,000	1,322,085
5.81%, 07/01/2014	350,000	374,969
6.06%, 07/01/2036	435,000	442,504
		6,746,529
Louisiana - 0.06%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	590,000	601,995

Maryland - 0.44%
County of Montgomery Maryland
4.00%, 05/01/2016	1,175,000	1,272,325
Maryland Community Development Administration
6.07%, 09/01/2037	2,065,000	2,075,366
Maryland Economic Development Corp.
0.24%, 05/01/2036 (b)	1,449,000	1,449,000
		4,796,691
Massachusetts - 1.03%
Massachusetts Housing Finance Agency
3.39%, 09/01/2011	1,500,000	1,508,520
5.21%, 12/01/2016	2,525,000	2,598,099
5.54%, 12/01/2025	2,495,000	2,495,674
5.55%, 06/01/2025	940,000	948,197
5.84%, 12/01/2036	1,000,000	947,060
5.96%, 06/01/2017	1,290,000	1,360,769
6.50%, 12/01/2039	1,240,000	1,184,696
		11,043,015
Minnesota - 0.16%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	375,000	374,257
5.85%, 07/01/2036	390,000	390,515
6.30%, 07/01/2023	980,000	1,014,320
		1,779,092
Missouri - 0.16%
Missouri State Housing Development Commission
4.15%, 09/25/2025	145,743	146,435
5.72%, 09/01/2025	940,000	944,239
5.82%, 03/01/2037	240,000	243,166
6.00%, 03/01/2025	430,000	434,038
		1,767,878
Nebraska - 0.00%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	40,000	42,474

Nevada - 0.00%
Nevada Housing Division
5.11%, 04/01/2017	25,000	25,505

New Jersey - 0.44%
City of Elizabeth
7.18%, 08/01/2013	125,000	125,133
New Jersey Housing & Mortgage Finance Agency
0.55%, 05/01/2028 (b)	690,000	690,000
5.27%, 10/01/2032	560,000	554,579
5.93%, 11/01/2028	1,625,000	1,628,981
6.13%, 11/01/2037	1,865,000	1,807,819
		4,806,512

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
New Mexico - 0.23%
New Mexico Mortgage Finance Authority
4.72%, 07/01/2011	$205,000	$205,371
4.90%, 01/01/2012	195,000	195,361
4.90%, 07/01/2012	180,000	180,333
5.00%, 01/01/2013	180,000	184,248
5.00%, 07/01/2013	190,000	194,484
5.42%, 01/01/2016	220,000	231,125
5.68%, 09/01/2013	205,000	221,142
6.15%, 01/01/2038	1,000,000	962,260
		2,374,324
New York - 1.45%
New York City Housing Development Corp.
3.67%, 11/01/2015	805,000	837,772
4.97%, 05/01/2019	1,995,000	2,103,688
5.63%, 11/01/2024	7,500,000	7,797,750
New York State Housing Finance Agency
0.17%, 05/15/2034 (b)	100,000	100,000
0.22%, 11/01/2038 (b)	1,075,000	1,075,000
4.90%, 08/15/2025 (c)	1,000,000	1,007,630
5.05%, 08/15/2039 (c)	1,455,000	1,393,744
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	941,700
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	479,475
		15,736,759
North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	428,616

Ohio - 0.10%
County of Cuyahoga
4.25%, 06/01/2011	870,000	870,000
State of Ohio
7.75%, 12/01/2015 (d)	250,000	258,872
		1,128,872
Oklahoma - 0.12%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	460,000	474,048
5.65%, 09/01/2026	870,000	888,444
		1,362,492
Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	281,563

Pennsylvania - 0.49%
Commonwealth Financing Authority
4.97%, 06/01/2016	355,000	373,584
5.13%, 06/01/2012	735,000	760,571
Pennsylvania Economic Development Financing Authority
0.22%, 04/01/2035 (b)	265,000	265,000
Pennsylvania Housing Finance Agency
0.18%, 10/01/2035 (b) (c)	3,000,000	3,000,000
5.72%, 10/01/2037	905,000	940,874
		5,340,029
Rhode Island - 0.05%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	594,061

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
South Carolina - 0.06%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	$690,000	$676,103

Texas - 0.47%
Texas Department of Housing & Community Affairs
0.22%, 09/01/2036 (b)	3,855,000	3,855,000
5.00%, 07/01/2034 (c)	1,350,000	1,313,901
		5,168,901
Utah - 2.27%
Utah Housing Corp.
0.20%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	3,000,000	2,988,750
5.11%, 07/01/2017	270,000	272,646
5.25%, 07/01/2035	1,350,000	1,348,798
5.26%, 07/20/2018	165,000	170,635
5.84%, 07/01/2034	230,000	230,764
5.88%, 07/01/2034	1,315,000	1,290,580
5.92%, 07/01/2034	1,130,000	1,084,890
6.01%, 07/01/2034	310,000	313,001
6.10%, 07/20/2028	1,255,000	1,278,795
6.12%, 01/01/2035	1,140,000	1,142,098
6.25%, 07/20/2018	510,000	509,301
6.44%, 01/01/2035	150,000	151,743
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	564,890
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	106,676
4.40%, 05/01/2026	200,000	213,766
		24,617,333
Virginia - 2.17%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,386,250
4.84%, 12/01/2013	295,000	312,768
5.50%, 12/01/2020	500,000	509,725
5.50%, 06/25/2034	4,363,193	4,599,078
5.50%, 03/25/2036	3,366,217	3,514,541
5.70%, 11/01/2022	1,250,000	1,310,937
5.97%, 11/01/2024	1,405,000	1,469,363
6.25%, 11/01/2029	4,365,000	4,409,959
6.32%, 08/01/2019	1,755,000	1,956,562
		23,469,183
Washington - 0.40%
King County Housing Authority
6.38%, 12/31/2046	3,470,000	3,554,494
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	708,202
		4,262,696
Wisconsin - 0.08%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	830,000	827,552

TOTAL MUNICIPAL BONDS (Cost $151,353,548)		154,375,371

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
MISCELLANEOUS INVESTMENTS - 0.58%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	$345,000	$311,934
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	165,325	166,511
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	5,273,435	5,767,879
		6,246,324
TOTAL MISCELLANEOUS INVESTMENTS (Cost $5,867,198)		6,246,324

CERTIFICATES OF DEPOSIT - 0.03%
Bancorp
0.30%, 08/09/2011	100,000	100,000
Self Help Credit Union
1.00%, 08/23/2011	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $350,000)		350,000

	Shares
SHORT-TERM INVESTMENT - 4.42%
Money Market Fund - 4.42%
AIM Short-Term Investments Money Market, 0.06% (e)	47,976,841	47,976,841
TOTAL SHORT-TERM INVESTMENT (Cost $47,976,841)		47,976,841

Total Investments (Cost $1,111,645,176) - 104.56%		$1,136,121,110
Liabilities in Excess of Other Assets, Net - (4.56)%		(49,524,259)
NET ASSETS - 100.00%		$1,086,596,851

Footnotes

The following information for the Fund is presented on an income tax basis as of May 31, 2011:

Cost of Investments	$1,111,671,978
Gross Unrealized Appreciation	28,789,150
Gross Unrealized Depreciation	(4,340,018)
Net Unrealized Appreciation	$24,449,132

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2011 is $42,377,825, which represents 3.90% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2011.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2011, these securities amounted to $6,505,196, which represents 0.60% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2011.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Assets and Liabilities as of May 31, 2011

Assets:
Investments, at fair value (identified cost — $1,111,645,176)	$1,136,121,110
Cash	18,572
Receivables:
Interest	5,236,007
Capital shares sold	16,939
Prepaid expenses	79,747
Total Assets	$1,141,472,375

Liabilities:
Payables:
Investment securities purchased	$52,165,361
Distributions payable	1,594,907
Advisory fees due to Advisor	276,956
Distribution 12b-1 fees	210,152
Shareholder servicing fees	165,692
Capital shares redeemed	95,594
Administration fees	55,390
Officers’ fees	23,619
Trustees’ fees	1,013
Accrued expenses	286,840
Total Liabilities	$54,875,524

Net Assets:	$1,086,596,851
Net Assets consist of:
Paid-In capital	$1,059,816,253
Distributions in excess of net investment income	(8)
Accumulated net realized gain on investments	2,304,672
Net unrealized appreciation on investments	24,475,934
Net Assets	$1,086,596,851
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 87,992,642 shares outstanding)	$960,111,640
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 8,965,161 shares outstanding)	$97,756,658
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 2,636,870 shares outstanding)	$28,728,553
Net Asset Value, offering and redemption price per share — CRA Shares	$10.91
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.90
Net Asset Value, offering and redemption price per share — Retail Shares	$10.89

The accompanying notes are an integral part of the financial statements.

21

Statement of Operations for the fiscal year ended May 31, 2011

Investment Income:
Interest	$41,335,376
Dividends	61,158
Total investment income	41,396,534

Expenses
Investment advisory fees	3,017,903
Distribution fees — CRA Shares	2,261,997
Distribution fees — Retail Shares	64,126
Special administrative services fees — CRA Shares	1,809,617
Shareholder servicing fees — Retail Shares	25,650
Accounting and administration fees	603,566
Professional fees	343,710
Trustees’ fees	244,631
Officers’ fees	177,754
Transfer agent fees	167,882
Insurance expense	134,260
Custodian fees	126,977
Registration and filing expenses	90,170
Printing expense	42,314
Other	121,399
Total expenses	9,231,956
Net investment income	32,164,578

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	11,777,081
Net decrease in unrealized appreciation on investments	(5,791,676)
Net realized and unrealized gain (loss) on investments	5,985,405

Net increase in net assets resulting from operations:	$38,149,983

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Operations:
Net investment income	$32,164,578	$32,052,691
Net realized gain on investments	11,777,081	1,857,679
Net increase (decrease) in unrealized appreciation on investments	(5,791,676)	16,464,313
Net increase in net assets resulting from operations	38,149,983	50,374,683
Distributions to shareholders from:
Net investment income
CRA Shares	(29,709,172)	(29,968,445)
Institutional Shares	(2,871,786)	(1,603,964)
Retail Shares	(873,380)	(633,631)
Total distributions	(33,454,338)	(32,206,040)
Capital share transactions:
CRA Shares
Shares sold	167,406,897	86,562,553
Shares reinvested	11,241,003	10,635,570
Shares redeemed	(39,096,518)	(86,153,506)
	139,551,382	11,044,617
Institutional Shares
Shares sold	51,203,267	25,400,883
Shares reinvested	2,482,432	1,285,203
Shares redeemed	(6,294,796)	(8,933,588)
	47,390,903	17,752,498
Retail Shares
Shares sold	10,491,340	13,188,449
Shares reinvested	724,375	489,504
Shares redeemed	(3,973,069)	(2,193,735)
	7,242,646	11,484,218
Increase in net assets from capital share transactions	194,184,931	40,281,333
Increase in net assets	198,880,576	58,449,976

Net Assets:
Beginning of year	887,716,275	829,266,299
End of year	$1,086,596,851	$887,716,275
Distributions in excess of net investment income	$(8)	$(56,133)

The accompanying notes are an integral part of the financial statements.

23

Statements of Changes in Net Assets (Continued)

	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010

Share Transactions:
CRA Shares
Shares sold	15,340,951	8,064,527
Shares reinvested	1,034,374	989,463
Shares redeemed	(3,585,660)	(8,008,635)
Increase in shares	12,789,665	1,045,355
CRA Shares outstanding at beginning of year	75,202,977	74,157,622
CRA Shares outstanding at end of year	87,992,642	75,202,977
Institutional Shares
Shares sold	4,724,460	2,366,950
Shares reinvested	228,905	119,630
Shares redeemed	(583,439)	(834,281)
Increase in shares	4,369,926	1,652,299
Institutional Shares outstanding at beginning of year	4,595,235	2,942,936
Institutional Shares outstanding at end of year	8,965,161	4,595,235
Retail Shares
Shares sold	965,449	1,231,520
Shares reinvested	66,750	45,556
Shares redeemed	(367,056)	(204,299)
Increase in shares	665,143	1,072,777
Retail Shares outstanding at beginning of year	1,971,727	898,950
Retail Shares outstanding at end of year	2,636,870	1,971,727

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Fiscal Year Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.86	$10.63	$10.41	$10.34	$10.21
Investment Operations:
Net investment income (a)	0.34	0.40	0.43	0.45	0.46
Net realized and unrealized gain on investments (a)	0.06	0.23	0.22	0.08	0.13
Total from investment operations	0.40	0.63	0.65	0.53	0.59
Distributions from:
Net investment income	(0.35)	(0.40)	(0.43)	(0.46)	(0.46)
Total distributions	(0.35)	(0.40)	(0.43)	(0.46)	(0.46)
Net Asset Value, End of Year	$10.91	$10.86	$10.63	$10.41	$10.34
Total Return (b)	3.79%	6.01%	6.43%	5.14%	5.83%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$960,112	$816,486	$788,455	$721,325	$740,569
Ratio of expenses to average net assets
Before fee waiver	0.95%	0.95%	0.95%	0.98%	0.95%
After fee waiver	0.95%	0.95%	0.95%	0.98%	0.95%
Ratio of net investment income to average net assets	3.16%	3.70%	4.12%	4.32%	4.42%
Portfolio turnover rate	40%	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the year. (b) Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Institutional Shares (b)
	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.85	$10.62	$10.40	$10.33	$10.51
Investment Operations:
Net investment income (a)	0.39	0.45	0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.06	0.23	0.22	0.07	(0.18)
Total from investment operations	0.45	0.68	0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.40)	(0.45)	(0.48)	(0.49)	(0.12)
Total distributions	(0.40)	(0.45)	(0.48)	(0.49)	(0.12)
Net Asset Value, End of Year	$10.90	$10.85	$10.62	$10.40	$10.33
Total Return (c)	4.25%	6.49%	6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$97,757	$49,854	$31,266	$11,888	$6,442
Ratio of expenses to average net assets
Before fee waiver	0.51%	0.50%	0.50%	0.62%	0.63	% (d)
After fee waiver	0.51%	0.50%	0.49%	0.62%	0.63	% (d)
Ratio of net investment income to average net assets	3.60%	4.14%	4.56%	4.68%	4.77	% (d)
Portfolio turnover rate	40%	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Retail Shares (b)
	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.84	$10.62	$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.35	0.41	0.44	0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.07	0.22	0.23	0.08	(0.18)
Total from investment operations	0.42	0.63	0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.37)	(0.41)	(0.45)	(0.46)	(0.12)
Total distributions	(0.37)	(0.41)	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Year	$10.89	$10.84	$10.62	$10.40	$10.33
Total Return (c)	3.90%	6.04%	6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$28,729	$21,376	$9,545	$1,088	$767
Ratio of expenses to average net assets
Before fee waiver	0.85%	0.85%	0.85%	0.97%	1.00	% (d)
After fee waiver	0.85%	0.85%	0.84%	0.97%	1.00	% (d)
Ratio of net investment income to average net assets	3.26%	3.79%	4.20%	4.33%	4.51	% (d)
Portfolio turnover rate	40%	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized

The accompanying notes are an integral part of the financial statements.

27

Notes to Financial Statements May 31, 2011

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. On a quarterly basis, the Board of Trustees ascertains that the valuation policies and procedures were followed. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At May 31, 2011 the Fund held securities that were fair valued by the Advisor in the amount of $42,377,825.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,459,871	$—		$6,459,871
U.S. Government & Agency Obligations	—	878,334,878	42,377,825		920,712,703
Municipal Bonds	—	154,375,371	—		154,375,371
Miscellaneous Investments	—	6,246,324	—		6,246,324
Certificates of Deposit	—	350,000	—		350,000
Short-Term Investment	47,976,841	—	—		47,976,841
Total Investments in Securities	$47,976,841	$1,045,766,444	$42,377,825	*	$1,136,121,110

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

29

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2010	$17,104,784
Accrued discounts/premiums	(6,905)
Realized gain/(loss)	(12,232)
Change in unrealized appreciation/(depreciation)	(76,109)
Purchases	29,410,560
Sales	(1,220,223)
Net transfer out of Level 3	(2,822,050)
Ending balance as of May 31, 2011	$42,377,825
Change in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(55,563)

For the year ended May 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2011, the transfers out of Level 3 were due to changes in the availability of observable inputs used to determine fair value. The transfer out of Level 3 was comprised of one security. Transfers between levels are recognized at period end.

For the year ended May 31, 2011, there have been no significant changes to the Fund’s fair value methodologies.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the trade date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of identified cost for both financial statement and federal income tax purposes. Discounts and premiums are accreted and amortized using the effective interest method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the past 3 tax-year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

31

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2011 were as follows:

	Shares	Amount
CRA Shares
Shares sold	15,340,951	$167,406,897
Shares reinvested	1,034,374	11,241,003
Shares redeemed	(3,585,660)	(39,096,518)
Net increase	12,789,665	$139,551,382
Institutional Shares
Shares sold	4,724,460	$51,203,267
Shares reinvested	228,905	2,482,432
Shares redeemed	(583,439)	(6,294,796)
Net increase	4,369,926	$47,390,903
Retail Shares
Shares sold	965,449	$10,491,340
Shares reinvested	66,750	724,375
Shares redeemed	(367,056)	(3,973,069)
Net increase	665,143	$7,242,646

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Transactions in shares of the Fund for the fiscal year ended May 31, 2010 were as follows:

	Shares	Amount
CRA Shares
Shares sold	8,064,527	$86,562,553
Shares reinvested	989,463	10,635,570
Shares redeemed	(8,008,635)	(86,153,506)
Net increase	1,045,355	$11,044,617
Institutional Shares
Shares sold	2,366,950	$25,400,883
Shares reinvested	119,630	1,285,203
Shares redeemed	(834,281)	(8,933,588)
Net increase	1,652,299	$17,752,498
Retail Shares
Shares sold	1,231,520	$13,188,449
Shares reinvested	45,556	489,504
Shares redeemed	(204,299)	(2,193,735)
Net increase	1,072,777	$11,484,218

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2011, were as follows:

Purchases:
U.S. Government	$553,486,006
Other	40,191,643
Sales and Maturities:
U.S. Government	$365,426,341
Other	30,388,574

At May 31, 2011, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of Investments	$1,111,671,978
Gross unrealized appreciation	28,789,150
Gross unrealized depreciation	(4,340,018)
Net appreciation on investments	$24,449,132

33

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the year ended May 31, 2011, the Advisor was entitled to receive advisory fees of $3,017,903.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the year ended May 31, 2011, the Advisor was entitled to receive fees of $1,809,617 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the year ended May 31, 2011, the Fund incurred distribution expenses of $2,261,997 and $64,126 from CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2011. For the year ended May 31, 2011, the Fund incurred expenses under the services plan of $25,650.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2011 so that total annualized expenses (excluding acquired Fund fees and expenses) will not exceed 1.00%, 0.55% and 0.90% of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the year ended May 31, 2011.

The President, Treasurer, and Chief Compliance Officer of the Fund are affiliated with the Advisor.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2011, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$1,345,885	$(1,345,885)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2011	Fiscal Year Ended May 31, 2010
Distributions declared from:
Ordinary income	$33,454,338	$32,206,040
Total distributions	$33,454,338	$32,206,040

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,594,899
Undistributed long-term capital gain	2,331,476
Other temporary differences	(1,594,909)
Unrealized appreciation, net	24,449,132
Distributable earnings, net	$26,780,598

For tax purposes, for the year ended May 31, 2011 the Fund distributed $33,438,213, on a cash basis, of ordinary income.

35

During the year ended May 31, 2011, the Fund utilized $7,845,900 of capital loss carryforwards to offset capital gains. As of May 31, 2011, the Fund did not have any capital loss carryforwards outstanding.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through May 31, 2011 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2011, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

New York, New York
July 29, 2011

37

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposed of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2011:

Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(4)	Qualifying for Corporate Dividends Received Deduction (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
100.00%	100.00%	0.00%	0.00%	0.00%	99.86%	0.00%

(1)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2010.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law. The provision of the IRC will be expiring for years beginning after December 31, 2010.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2010.

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

39

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 61	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 74	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None
Heinz Riehl Age 75	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None
Irvin M. Henderson Age 55	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 76	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 71	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Barbara R. VanScoy c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 43	Executive Vice President	1/29/11	Co-Founder and Senior Portfolio Manager, Community Capital Management, Inc. since November 1998	N/A	N/A
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 39	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS (Continued)
Michelle V. Rogers c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 38	Vice President	1/29/11
Executive Vice President and Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.
				N/A	N/A
Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 61	Treasurer and Chief Compliance Officer	5/1/06
Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Compliance Officer of Community Capital Management Inc. from January 2007 to January 2010; Chief Compliance Officer of the Trust, January 2007 through July 2009.
				N/A	N/A
Stefanie J. Little Cipperman & Company 150 South Warner Road Suite 140 King of Prussia, PA 19406 Age 43	Chief Compliance Officer	12/18/09
Attorney, Cipperman & Company since 2007; Director, Cipperman Compliance Services, LLC since 2009; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal and Contract, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 51	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The officers shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

41

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 28-29, 2011, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor responding to specific contract renewal questions. Among other things, those materials covered: (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal, including the matters covered at the April 4, 2011 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to contract renewal. In connection with such renewal, counsel to the Trust reviewed his firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) breakpoints were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004
Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102
Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

Item 2.	Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $72,000 and $69,500 for fiscal years ended May 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $4,760 and $3,700 for the fiscal years ended May 31, 2011 and 2010, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $3,600 and $3,600 for the fiscal years ended May 31, 2011 and 2010, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2011 and 2010, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2011 and May 31, 2010 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 4, 2011

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: August 4, 2011

*	Print the name and title of each signing officer under his or her signature.